REGISTRATION NO. 2-83631/811-3738

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 75	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 74	☒

VALIC COMPANY I

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

2919 ALLEN PARKWAY

HOUSTON, TEXAS 77019

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

201.324.6369

(REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE)

KATHLEEN D. FUENTES, ESQ.

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

(NAME AND ADDRESS FOR AGENT FOR SERVICE)

THE CORPORATION TRUST COMPANY

300 EAST LOMBARD ST.

BALTIMORE, MARYLAND 21202

(NAME AND ADDRESS OF AGENT FOR SERVICE)

Copy to:

DAVID M. LEAHY, ESQ.

SULLIVAN & WORCESTER LLP

1666 K STREET, N.W.

WASHINGTON, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒                    Immediately upon filing pursuant to paragraph (b)

☐                      On September 28, 2015, pursuant to paragraph (b)

☐                      60 days after filing pursuant to paragraph (a)(1)

☐                      on (date), pursuant to paragraph (a)

☐                      75 days after filing pursuant to paragraph (a)(2)

☐                      on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐                      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 75 to the Registration Statement of VALIC Company I (the “Company”) on Form N-1A hereby incorporates Parts A, B and C from the Company’s PEA No. 74 on Form N-1A filed on September 23, 2016.  This PEA No. 75 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 74 to the Company’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 75 (the “Amendment”) to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and the State of Texas, on the 20th day of October 2016.

VALIC COMPANY I
(Registrant)

By:	/s/ John T. Genoy
John T. Genoy
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

	President	October 20, 2016
/s/ John T. Genoy	(Principal Executive Officer)
John T. Genoy

	Treasurer	October 20, 2016
/s/ Gregory R. Kingston	(Principal Financial Officer)
Gregory R. Kingston

*	Director	October 20, 2016
Thomas J. Brown
*	Director	October 20, 2016
Judith Craven
*	Director	October 20, 2016
William F. Devin
*	Director	October 20, 2016
Timothy J. Ebner
*	Director	October 20, 2016
Gustavo E. Gonzales, Jr.
*	Director	October 20, 2016
Peter A. Harbeck
*	Director	October 20, 2016
Kenneth J. Lavery
*	Director	October 20, 2016
John E. Maupin, Jr.

*By:	/s/ Louis O. Ducote II
Louis O. Ducote II
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase